Capital Position Of Bank Does Not Differ Significantly From Company's (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Capital (to Risk-Weighted Assets)
Actual	$ 64,359	$ 59,418
For capital adequacy purposes	40,240	38,608
To be well capitalized	50,300	48,260
Tier I Capital (to Risk-Weighted Assets)
Actual	57,996	53,350
For capital adequacy purposes	20,120	19,304
To be well capitalized	30,180	28,956
Tier I Capital (to Average Assets)
Actual	57,996	53,350
For capital adequacy purposes	23,865	22,235
To be well capitalized	$ 29,831	$ 27,794
Total Capital (to Risk-Weighted Assets)
Actual	12.80%	12.31%
For capital adequacy purposes	8.00%	8.00%
To be well capitalized	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets)
Actual	11.53%	11.05%
For capital adequacy purposes	4.00%	4.00%
To be well capitalized	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual	9.72%	9.60%
For capital adequacy purposes	4.00%	4.00%
To be well capitalized	5.00%	5.00%